MILES CAPITAL ALTERNATIVES ADVANTAGE FUND

Supplement to the Prospectus dated

January 20, 2016

Supplement dated March 4, 2016

Effective immediately, purchase requests, redemption requests, and other correspondence related to your account in the Fund should be addressed as follows:

Regular Mail: Miles Capital Funds c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Overnight: Miles Capital Funds c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

You may also contact Shareholder Services by calling (844) 838-2120.

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated January 20, 2016 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (844) 838-2120 or visiting www.milescapitalfunds.com.